SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Additional Information (Detail) $ in Thousands			8 Months Ended	12 Months Ended
	Oct. 26, 2022 CNY (¥)	Jul. 22, 2020 LeaseholdImprovement RentalContract	Aug. 30, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥) RentalContract shares	Sep. 30, 2022 USD ($) RentalContract	Sep. 30, 2021 CNY (¥) shares	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2020 USD ($) shares	Oct. 01, 2022 CNY (¥)	Sep. 30, 2022 USD ($) shares
Accumulated deficits				¥ 3,558,667,000		¥ 4,378,690,000				$ 500,270
Net cash (used in) provided by operating activities				(39,589,000)	$ (5,565)	(109,661,000)	¥ 54,841,000
Working capital				597,242,000		2,170,955,000
Maximum amount of offering	¥ 300,000,000
Impairment loss				100,156,000	$ 14,080	199,575,000	846,766,000
Property and equipment, net				500,000		38,940,000				$ 70
Property and equipment, accumulated depreciation				2,691,000		24,726,000
Impairment loss				0		199,575,000	313,354,000
Rental incentives				¥ 0		5,695,000	12,921,000
Lease Option to Extend				The Group leases apartments from landlords usually for a period of five to six years which may be extended for an additional three or two years at the discretion of the landlords.	The Group leases apartments from landlords usually for a period of five to six years which may be extended for an additional three or two years at the discretion of the landlords.
Fixed rent, lock in period				3 years	3 years
Annual, non-compounding increase for the rest of the lease period				5.00%	5.00%
Rental expense			¥ 100,962,000	¥ 539,487,000		642,354,000	813,773,000
Deferred rent, current				0		0
Long-term deferred rent				0		0
Advertising expenses				0		0	10,773,000
Expenses incurred for the plan				¥ 1,349,000		3,383,000	18,283,000
Tax benefit likely of being realized up on settlement percentage				0.00%						0.00%
Significant unrecognized uncertain tax positions				¥ 0		¥ 0
Treasury stocks acquired | shares						77,250,000
Treasury Stock, Value				¥ 0		¥ 5,000
Shares issued | shares				0		77,250,000				0
Convenience translation rate of USD1.00				7.1135						7.1135
Contingent earn-out liabilities, gain							97,417,000
Share-based compensation				¥ 9,771,000	$ 1,374	¥ 15,806,000	¥ 16,045,000
Operating lease, Right of use assets									¥ 627,000,000
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]									Other Assets, Noncurrent
Operating lease liabilities									¥ 627,000,000
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]									Liabilities, Noncurrent
Trademarks [Member]
Impairment loss				70,606,000		0
Apartment Rental Contracts [Member]
Impairment loss				¥ 29,550,000		¥ 0
Fair Value, Nonrecurring [Member]
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]				Impairment loss	Impairment loss	Impairment loss	Impairment loss	Impairment loss
Impairment loss				¥ 0		¥ 199,575,000	¥ 313,354,000
Impairment of Leasehold				29,550,000
Trademarks, loss				¥ 70,606,000
Fair Value, Nonrecurring [Member] | Trademarks [Member]
Trademarks, loss							108,071,000
Fair Value, Nonrecurring [Member] | Apartment Rental Contracts [Member]
Impairment of Leasehold							¥ 425,341,000
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Long-term Revenue Growth Rate [Member]
Property and equipment, measurement input							3	3
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member]
Property and equipment, measurement input							11	11
Convertible Notes Payable [Member]
Convertible notes issued							¥ 49,251,000
Treasury Stock [Member]
Treasury stocks acquired | shares							77,250,000	77,250,000
Shares issued | shares				77,100,000						77,100,000
Treasury Stock [Member] | Pledge with SHRB [Member]
Shares issued | shares						77,100,000
Share Repurchase [Member]
Payment for the repurchase of initial public offering							¥ 248,859,000
Share Repurchase [Member] | Convertible Notes Payable [Member]
Convertible notes issued | $								$ 7,232
Share Repurchase [Member] | Ordinary Shares
Repurchase of ordinary shares issued during initial public offer | shares							77,250,000	77,250,000
Rendering Services
Value-added taxes rate				6.00%						6.00%
Rental Business
Value-added taxes rate				9.00%						9.00%
Sales of Goods Education Surtax and Urban Maintenance and Construction Tax
Value-added taxes rate				13.00%						13.00%
Tenants who prepay rent of at least the first six months of the lease term [Member]
Rental discount				5.00%	5.00%
Tenants who prepay rent of at least the first twelve months of the lease term [Member]
Rental discount				10.00%	10.00%
Leasehold improvements [Member]
Other financing payable				¥ 0		¥ 0
Great Alliance Co living Limited And Affiliates [Member]
Number of Businesses Acquired | RentalContract		72,000		72,000	72,000
Great Alliance Co living Limited And Affiliates [Member] | Fair Value, Inputs, Level 3 [Member]
Business combination revenue growth rate for valuation of trademarks acquired				0.00%	0.00%	3.00%	8.00%	8.00%
Business combination discount rate for valuation of trademarks acquired				11.00%		11.00%	11.00%			11.00%
Business combination increase of unit rental fee				0.00%	0.00%	3.00%
Great Alliance Co living Limited And Affiliates [Member] | Rental Contracts [Member]
Number of Businesses Acquired | LeaseholdImprovement		72,000
Variable Interest Entity
Net cash (used in) provided by operating activities				¥ (16,087,000)	$ (2,261)	¥ (108,705,000)	¥ 72,293,000
Percentage of consolidated revenues				0.30%	0.30%	17.00%	80.00%	80.00%
Percentage of consolidated assets				9.00%	9.00%	42.00%
Percentage of consolidated liabilities				12.00%	12.00%	57.00%
Property and equipment, net						¥ 38,940,000
Shanghai Qingke E-Commerce Co., Ltd. | Variable Interest Entity
Equity interest held				100.00%	100.00%
Shanghai Qingke E-Commerce Co., Ltd. | Spousal Consent Letters [Member]
Equity interest held				10.47%	10.47%
Maximum
Rental discount, limit per month				¥ 200,000
Rent free period with landlords				2 months	2 months
Minimum
Rent free period with landlords				1 month	1 month
Tax benefit likely of being realized up on settlement percentage				50.00%						50.00%
Minimum | Shanghai Qingke E-Commerce Co., Ltd. | Exclusive Technology Service Agreement [Member]
Percentage of net profit agreed to pay service fees				100.00%	100.00%